UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-7217

Waddell & Reed Advisors Asset Strategy Fund, Inc.
------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
------------------------------------------------------------------------------
(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Asset Strategy Fund
March 31, 2008

BULLION – 7.41%	Troy Ounces	Value

Gold	266,913	$244,756,614
(Cost: $191,945,419)

COMMON STOCKS	Shares

Banks – 3.90%
Banco do Brasil S.A. (A)	452,200	5,958,206
China Merchants Bank Co., Limited, H Shares (A)	16,139,500	55,888,357
Dubai Islamic Bank Public Joint Stock Company (A)*	2,346,966	5,975,095
HDFC Bank Limited (A)	403,705	13,395,620
ICICI Bank Limited (A)	1,081,670	20,743,691
Sberbank (Savings Bank of the Russian Federation) (A)*	7,247,125	22,683,501
Unibanco – Uniao de Bancos Brasileiros S.A., GDR	34,564	4,031,545
		128,676,015
Business Equipment and Services – 6.34%
Bucyrus International, Inc., Class A	224,309	22,796,524
Ctrip.com International, Ltd.	888,165	47,059,423
DLF Limited (A)	856,553	13,786,618
Indofood Agri Resources Ltd. (A)*	6,384,000	10,852,962
IntercontinentalExchange, Inc.*	384,484	50,175,162
Jacobs Engineering Group Inc.*	313,180	23,046,916
Renewable Energy Corporation ASA (A)*	1,492,900	41,629,464
		209,347,069
Capital Equipment – 3.34%
Deere & Company	476,117	38,298,851
Foster Wheeler Ltd.*	270,098	15,311,856
Jain Irrigation Systems Limited (A)	11,500	169,691
Joy Global Inc.	357,942	23,303,814
Manitowoc Company, Inc. (The)	814,641	33,237,353
		110,321,565
Chemicals –– Petroleum and Inorganic – 2.64%
Monsanto Company	591,115	65,909,323
Yara International ASA (A)	369,395	21,362,795
		87,272,118
Consumer Electronics – 2.19%
Nintendo Co., Ltd. (A)	140,100	72,242,576

Cosmetics and Toiletries – 0.42%
Hengan International Group Company Limited (A)	4,056,000	13,914,952

Electrical Equipment – 3.38%
Bharat Heavy Electricals Limited (A)	918,235	47,178,557
Siemens AG (A)	460,791	50,334,111
Suzlon Energy Limited (A)*	2,119,804	13,938,293
		111,450,961
Electronic Components – 1.74%
MEMC Electronic Materials, Inc.*	810,066	57,433,679

Electronic Instruments – 1.04%
Applied Materials, Inc.	1,769,046	34,478,707

Finance Companies – 0.64%
HOUSING DEVELOPMENT FINANCE CORPORATION LIMITED (A)	353,948	20,994,710

Food and Related – 2.51%
Bunge Limited (B)	742,369	64,497,019
Kuala Lumpur Kepong Berhad (A)	3,642,050	18,446,525
		82,943,544
Health Care –– Drugs – 0.46%
Abbott Laboratories	275,969	15,219,690

Hospital Supply and Management – 1.02%
Wilmar International Limited (A)*	11,139,000	33,826,888

Hotels and Gaming – 1.01%
Las Vegas Sands, Inc.*	450,852	33,200,741

Mining – 3.62%
BHP Billiton Plc (A)	1,243,677	40,701,578
Cameco Corporation (A)	489,464	16,136,647
Rio Tinto plc (A)	168,671	17,517,521
Southern Copper Corporation	435,154	45,182,040
		119,537,786
Multiple Industry – 3.06%
Altria Group, Inc.	334,862	7,433,936
IOI Corporation Berhad (A)	11,021,505	24,465,432
Keppel Corporation Limited (A)	3,187,000	22,922,227
Reliance Industries Limited (A)	815,736	46,069,158
		100,890,753
Non–Residential Construction – 3.92%
China Communications Construction Company Limited, H Shares (A)	20,044,000	44,298,125
Fluor Corporation	157,259	22,198,680
GMR Infrastructure Limited (A)*	3,602,526	13,370,292
Jaiprakash Associates Limited (A)	667,592	3,769,765
Kurita Water Industries Ltd. (A)	542,300	19,966,302
Larsen & Toubro Limited (A)	339,789	25,712,423
		129,315,587
Petroleum –– Domestic – 0.93%
OAO NOVATEK, GDR (A)	378,950	30,581,265

Petroleum –– International – 4.10%
Apache Corporation	228,164	27,566,774
China Petroleum & Chemical Corporation, H Shares (A)	40,720,000	34,846,126
Devon Energy Corporation	230,300	24,027,199
Petroleo Brasileiro S.A. – Petrobras, ADR	478,923	48,902,828
		135,342,927
Petroleum –– Services – 3.36%
Schlumberger Limited	488,168	42,470,616
Smith International, Inc.	534,501	34,330,999
Transocean Inc.	253,348	34,252,650
		111,054,265
Real Estate Investment Trust – 1.74%
Agile Property Holdings Limited (A)	24,732,000	26,090,049
China Overseas Land & Investment Limited (A)	4,114,000	7,590,864
Emaar Properties PJSC (A)*	2,040,840	6,084,844
Hongkong Land Holdings Limited (A)	2,338,000	9,655,940
Midland Holdings Limited (A)	7,940,000	7,855,679
		57,277,376
Security and Commodity Brokers – 8.38%
Bolsa de Mercadorias & Futuros (A)	7,186,584	64,751,748
Bolsa de Mercadorias & Futuros (A)(C)	766,000	6,901,727
Bolsa de Valores de Sao Paulo (A)	2,893,000	39,156,978
Deutsche Borse AG (A)	1,023,172	165,846,875
		276,657,328
Steel – 2.73%
Companhia Vale do Rio Doce, ADR	1,972,448	68,325,599
Evraz Group S.A., GDR (A)	252,450	21,786,435
		90,112,034
Timesharing and Software – 0.31%
Visa Inc., Class A*	162,000	10,102,320

Tobacco – 0.51%
Philip Morris International Inc.*	334,862	16,937,320

Utilities –– Electric – 2.82%
TATA POWER COMPANY LIMITED (THE) (A)	1,116,350	32,597,309
Veolia Environnement (A)	868,092	60,521,531
		93,118,840
Utilities –– Telephone – 4.78%
Bharti Airtel Limited (A)*	980,073	20,184,081
China Mobile Limited (A)	6,012,500	89,461,494
Mobile TeleSystems OJSC, ADR	96,436	7,314,671
Open Joint Stock Company ''Vimpel–Communications'', ADR	727,947	21,758,336
Reliance Communication Ventures Limited (A)	1,503,978	19,108,993
		157,827,575

TOTAL COMMON STOCKS – 70.89%		$2,340,078,591

(Cost: $2,007,063,903)

INVESTMENT FUNDS

Gold and Precious Metals – 7.38%
streetTRACKS Gold Trust (B)*	2,694,300	243,510,834

Insurance –– Property and Casualty – 0.13%
Vietnam Azalea Fund Limited (D)(E)*	1,100,000	4,370,300

TOTAL INVESTMENT FUNDS – 7.51%		$247,881,134

(Cost: $223,745,430)

	Principal Amount in
CORPORATE DEBT SECURITIES	Thousands

Banks – 0.12%
Norilsk Nickel Finance Luxembourg S.A.,
7.125%, 9–30–09	$3,000	3,054,600
PT Bank Rakyat Indonesia (Persero),
7.75%, 10–30–13	1,000	987,059
		4,041,659
Beverages – 0.08%
Central European Distribution Corporation,
8.0%, 7–25–12 (F)(G)	EUR 1,800	2,685,464

Finance Companies – 0.33%
ALROSA Finance S.A.,
8.125%, 5–6–08	$2,000	1,999,822
C5 Capital (SPV) Limited,
6.196%, 12–31– 49 (C)	3,750	3,690,300
Russian Standard Bank:
7.5%, 10–7–10	2,000	1,824,200
7.5%, 10–7–10 (C)	950	857,137
Toyota Motor Credit Corporation,
5.58%, 1–18–15 (H)	2,400	2,435,088
		10,806,547
Forest and Paper Products – 0.04%
Sino–Forest Corporation,
9.125%, 8–17–11 (C)	1,325	1,285,250

Homebuilders, Mobile Homes – 0.05%
Desarrolladora Homex, S.A. de C.V.,
7.5%, 9–28–15	1,600	1,588,000

Mining – 0.11%
Vedanta Resources plc,
6.625%, 2–22–10 (C)	3,900	3,822,000

Motor Vehicles – 0.08%
Hyundai Motor Company,
5.3%, 12–19–08 (F)	2,600	2,627,061

Steel – 0.10%
Evraz Group S.A.,
8.25%, 11–10–15	3,500	3,430,000

Trucking and Shipping – 0.37%
Ultrapetrol (Bahamas) Limited,
9.0%, 11–24–14	13,500	12,150,000

Utilities –– Electric – 0.34%
CESP – Companhia Energetica de Sao Paulo,
9.75%, 1–15–15 (F)(G)	BRL 14,000	8,373,870
Empresa Nacional de Electricidad S.A.,
7.75%, 7–15–08	$2,800	2,827,964
		11,201,834
Utilities –– Telephone – 0.08%
Open Joint Stock Company "Vimpel–Communications",
8.0%, 2–11–10	2,450	2,505,762

TOTAL CORPORATE DEBT SECURITIES – 1.70%		$56,143,577

(Cost: $55,388,310)

OTHER GOVERNMENT SECURITIES – 1.72%

Germany
Bundesobligation,
3.5%, 10–9–09 (G) (Cost: $50,389,418)	EUR 36,000	$56,671,540

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Mortgage–Backed Obligations – 0.61%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only):
5.5%, 9–15–17	$3,447	417,462
5.0%, 11–15–17	1,757	186,307
5.0%, 4–15–19	2,118	265,833
5.0%, 4–15–19	1,020	126,980
5.0%, 7–15–21	1,503	44,582
5.0%, 6–15–22	469	2,017
5.0%, 7–15–22	2,475	13,864
5.0%, 11–15–22	1,253	156,713
5.0%, 1–15–23	748	7,351
5.5%, 3–15–23	2,309	385,601
5.0%, 4–15–23	854	31,474
5.0%, 5–15–23	1,877	272,500
5.0%, 8–15–23	1,415	223,484
5.5%, 11–15–23	5,580	154,111
5.5%, 11–15–23	2,353	82,702
5.0%, 9–15–24	2,567	102,501
5.5%, 9–15–24	1,210	50,628
5.5%, 4–15–25	440	39,943
5.5%, 4–15–25	754	39,224
5.0%, 9–15–25	4,656	199,924
5.5%, 10–15–25	8,006	1,435,677
5.0%, 4–15–26	4,947	247,549
5.0%, 10–15–28	2,054	312,081
5.5%, 2–15–30	1,344	116,085
5.0%, 8–15–30	2,273	171,665
5.5%, 3–15–31	1,861	182,970
5.5%, 10–15–32	5,156	895,823
5.5%, 5–15–33	3,788	710,687
6.0%, 11–15–35	2,691	500,118
Federal National Mortgage Association Agency REMIC/CMO (Interest Only):
5.5%, 11–25–17	1,679	70,146
5.0%, 5–25–22	1,036	171,576
5.0%, 7–25–23	10,427	1,805,857
5.0%, 8–25–23	3,226	460,530
5.0%, 11–25–23	2,663	412,758
5.5%, 9–25–25	943	37,208
5.5%, 11–25–25	2,823	100,935
5.0%, 9–25–30	4,469	515,091
5.5%, 6–25–33	2,717	504,508
5.5%, 8–25–33	5,793	1,171,135
5.5%, 12–25–33	4,563	835,817
5.5%, 4–25–34	7,011	1,519,402
5.5%, 11–25–36	7,396	1,605,217
Government National Mortgage Association Agency REMIC/CMO (Interest Only):
5.0%, 1–20–30	4,277	311,170
5.0%, 6–20–31	4,326	394,675
5.5%, 3–20–32	3,103	459,443
5.0%, 7–20–33	1,058	172,095
5.5%, 11–20–33	4,203	643,969
5.5%, 6–20–35	2,778	557,554
5.5%, 7–20–35	1,858	368,332
5.5%, 7–20–35	2,212	273,217
5.5%, 10–16–35	2,943	564,785
		20,331,276
Treasury Obligations – 6.76%
United States Treasury Notes:
5.125%, 6–30–08 (B)	17,500	17,662,698
4.125%, 8–15–08 (B)	40,500	40,895,523
4.375%, 11–15–08 (B)	53,500	54,473,861
4.875%, 1–31–09 (B)	29,000	29,797,500
4.5%, 3–31–09 (B)	17,500	18,019,540
4.625%, 7–31–09 (B)	17,500	18,215,033
4.0%, 8–31–09 (B)	24,000	24,838,128
4.5%, 5–15–10 (B)	18,000	19,117,962
		223,020,245

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 7.37%		$243,351,521

(Cost: $239,111,949)

UNREALIZED GAIN (LOSS) ON OPEN	Face Amount in
FORWARD CURRENCY CONTRACTS – 1.34%	Thousands

British Pound, 1–12–09 (short) (G)	GBP 98,460	(2,008,537)
Chinese Yuan Renminbi, 4–9–08 (long) (G)	CNY 524,700	2,643,717
Chinese Yuan Renminbi, 4–23–08 (long) (G)	231,500	1,101,593
Chinese Yuan Renminbi, 8–11–08 (long) (G)	611,000	4,574,045
Chinese Yuan Renminbi, 8–18–08 (long) (G)	268,482	1,602,451
Chinese Yuan Renminbi, 11–9–09 (long) (G)	204,000	2,499,534
Euro, 1–12–09 (long) (G)	EUR 130,500	14,009,775
Russian Ruble, 6–16–08 (long) (G)	RUB1,305,000	4,656,663
Russian Ruble, 6–25–08 (long) (G)	1,740,000	6,101,606
Russian Ruble, 8–20–08 (long) (G)	1,317,400	4,262,123
Russian Ruble, 9–22–08 (long) (G)	734,000	1,669,719
Russian Ruble, 11–14–08 (long) (G)	380,800	486,279
Russian Ruble, 1–13–09 (long) (G)	733,000	693,158
Russian Ruble, 2–6–09 (long) (G)	154,000	248,378
Russian Ruble, 3–5–09 (long) (G)	70,000	58,925
Singapore Dollar, 8–21–08 (long) (G)	SGD 45,200	2,460,237
United Arab Emirates Dirham, 11–10–08 (long) (G)	AED 216,300	508,810
United Arab Emirates Dirham, 11–17–08 (long) (G)	222,300	(304,962)
United Arab Emirates Dirham, 1–14–10 (long) (G)	61,400	(5,648)
United Arab Emirates Dirham, 1–19–10 (long) (G)	80,000	(27,451)
United Arab Emirates Dirham, 3–3–10 (long) (G)	9,300	(22,964)
United Arab Emirates Dirham, 3–11–10 (long) (G)	201,200	(833,476)
United Arab Emirates Dirham, 3–24–10 (long) (G)	32,200	(241,259)
		$44,132,716
	Principal Amount in
SHORT–TERM SECURITIES	Thousands

Commercial Paper
Chemicals –– Petroleum and Inorganic – 0.15%
E.I. du Pont de Nemours and Company,
2.23%, 4–17–08	$ 5,000	4,995,045

Health Care – General – 0.15%
Johnson & Johnson,
2.4%, 4–7–08	5,000	4,998,000

Multiple Industry – 0.30%
Siemens Capital Corp.,
2.2%, 5–14–08	10,000	9,973,722

Retail – General Merchandise – 0.30%
Wal–Mart Stores, Inc.,
1.93%, 5–5–08	10,000	9,981,772

Security and Commodity Brokers – 0.07%
American Express Credit Corp.,
2.71%, 4–28–08	2,083	2,078,766

Total Commercial Paper – 0.97%		32,027,305

Municipal Obligations –– Taxable – 0.11%
Indiana
Ball State University Foundation, Inc., Variable Rate Demand Notes, Series 2001 (Taxable), (U.S. Bank National Association),
3.1%, 4–1–08 (H)	3,510	3,510,000

Notes (backed by irrevocable bank letter of credit) – 0.07%
Health Care – General
Waukesha Health Systems, Inc., Taxable Adjustable Demand Revenue Bonds, Series 1996 (Bank One, N.A),
3.1%, 4–3–08 (H)	2,375	2,375,000

United States Government Obligations – 0.91%
United States Treasury Bills:
2.41%, 4–15–08	20,000	19,981,256
2.5%, 4–15–08	10,000	9,990,278
		29,971,534
TOTAL SHORT–TERM SECURITIES – 2.06%		$67,883,839

(Cost: $67,883,839)

TOTAL INVESTMENT SECURITIES – 100.00%		$3,300,899,532

(Cost: $2,835,528,268)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR – American Depositary Receipts; CMO – Collateralized Mortgage Obligation; GDR – Global Depositary Receipts; and REMIC – Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities serve as collateral for the following open futures contracts at March 31, 2008:

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)

Cac 40	Short	4–21–08	2,329	$173,293,396	$(5,261,512)
Dow Jones Euro STOXX 50	Short	6–20–08	5,918	331,585,892	(10,088,397)
FTSE 100	Short	6–20–08	4,335	491,125,638	(15,381,152)
Hang Seng H–Share Index	Short	4–30–08	2,662	204,644,254	(5,336,871)
Hang Seng Index	Short	4–30–08	2,110	306,767,618	(4,070,673)
S&P 500 E–Mini	Short	6–20–08	9,603	635,718,600	(10,101,765)
S&P/ASX 200 Index	Short	6–20–08	1,150	141,778,086	(4,235,104)

				$2,284,913,484	$(54,475,474)

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At March 31, 2008, the total value of these securities amounted to $16,556,414 or 0.50% of total investments.

(D)Deemed to be an affiliate due to the Fund having at least 5% of the voting securities. The Fund and other mutual funds managed by its investment manager, Waddell & Reed Investment Management Company, or other related parties together own 30% of the outstanding shares of this security at March 31, 2008.

(E)Restricted security. At March 31, 2008, the total value of restricted securities were owned:

Security		Acquisition Date	Shares	Cost	Market Value

Vietnam Azalea Fund Limited		6–28–07	1,100,000	$4,730,000	$4,370,300

The total market value of restricted securities represents approximately 0.13% of total investments at March 31, 2008.

(F)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At March 31, 2008, the total value of these securities amounted to $13,686,395 or 0.41% of total investments.

(G)Principal amounts are denominated in the indicated foreign currency, where applicable (BRL – Brazilian Real, CNY – Chinese Yuan Renminbi, EUR – Euro, GBP – British Pound, RUB – Russian Ruble, SGD – Singapore Dollar, AED – United Arab Emirates Dirham).

(H)Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2008.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Asset Strategy Fund, Inc.

(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: May 30, 2008

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: May 30, 2008